Summary of Significant Accounting Policies - Inventory (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Inventories	$ 3,308	$ 5,889	$ 5,631	$ 6,195
Tubular Goods and Equipment [Member]
Inventory [Line Items]
Inventories			5,631	5,725
Crude Oil [Member]
Inventory [Line Items]
Inventories			$ 0	$ 470